Significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Cash	$ 252,240	$ 59,073
Cash equivalents	0	0
Cash, FDIC Insured Amount	250,000	250,000
Transaction costs	2,635,148
Underwriting commissions	1,725,000	$ 1,500,000
Legal and other offering costs	$ 806,109
Ordinary Shares [Member]
Number of shares sold	8,625,000